Taxes Payable - Value added tax (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Taxes payable
Income tax payable	$ 211,046	$ 81,610
VAT payable	41,092	46,035
Other tax payables	6,245
Total	$ 258,383	$ 127,645